Short-Term and Long-Term Loans (Details) ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Aug. 31, 2021 CAD ($)	May 31, 2021 GBP (£)	Jan. 31, 2021 CNY (¥)	Aug. 31, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 CAD ($)	Jan. 31, 2020 CNY (¥)
Short-Term and Long-Term Loans (Details) [Line Items]
Repaid amount		¥ 580,750
Annual interest rate		8.37%	8.37%
Agricultural Bank of China [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Principal amount of debt								¥ 871,000				¥ 930,800
Bank deposit pledged		¥ 646,040	¥ 1,027,110	$ 100,000					$ 150,000
Drew down amount (in Dollars) | $				$ 871,000
Repaid amount		290,250
China Merchants Bank Foshan Branch [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Principal amount of debt	¥ 201,485						£ 22,000
Annual interest rate	1.50%
Principal amount of debt		¥ 175,984			£ 19,480
Maturity date		May 16, 2022
Subsidiary of Common Parent [Member]
Short-Term and Long-Term Loans (Details) [Line Items]
Interest free loan amount										¥ 419	$ 80
Received additional amount (in Dollars) | $						$ 204